22.Earnings (loss) per share	12 Months Ended
Dec. 31, 2018
Earnings Loss Per Share
Earnings (loss) per share

22.Earnings (loss) per share

Although there are differences between common and preferred shares in terms of voting rights and priority in case of liquidation, the Company’s preferred shares are not entitled to receive any fixed dividends. Preferred shares hold economic power and the right to 35 times more dividends than common shares. The Company believes that the economic power of preferred shares is more than that of common shares. As a result, net income (loss) for the year attributable to equity holders of the parent is allocated in proportion to their interest in the total common and preferred shares.

Earnings (loss) per share are calculated by dividing the net income or loss by the weighted average number of all classes of shares outstanding during the period.

Diluted earnings (loss) per share are calculated by adjusting the weighted average number of shares outstanding by instruments potentially convertible into shares. The Company has only the stock option plan in the category of potentially dilutive shares, see Note 23. However, due to losses recorded in the year ended December 31, 2018, these instruments issued have no dilutive effect and therefore were not included in the total quantity of outstanding shares in order to determine the diluted loss per share.

	12/31/2018			12/31/2017			12/31/2016
	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred	Total
				(As restated)			(As restated)
Numerator
Net income (loss) for the year attributable to equity holders of the parent	(254,828)	(830,565)	(1,085,393)	7,708	11,084	18,792	351,619	494,366	845,985

Denominator
Weighted average number of outstanding shares (in thousands) (*)	2,863,683	266,676		4,981,350	204,664		5,035,037	202,261
Effect of dilution from stock options	-	-		-	2,614		-	347
Adjusted weighted average number of outstanding shares and diluted presumed conversions (in thousands) (*)	2,863,683	266,676		4,981,350	207,278		5,035,037	202,608
Basic earnings (loss) per share	(0.089)	(3.115)		0.002	0.054		0.070	2.444
Diluted earnings (loss) per share	(0.089)	(3.115)		0.002	0.053		0.070	2.440

(*)The weighted average considers the split of common shares approved at the Extraordinary Shareholders Meeting held on March 23, 2015, in accordance with IAS 33. Earnings per share presented herein reflects the economic rights of each class of shares.